united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

E FUND CHINA A ENHANCED EQUITY FUND

Class A Shares (EFAAX)

Class C Shares (EFACX)

Class I Shares (EFAIX)

April 30, 2016

Semi-Annual Report

Advised by:

Anfield Capital Management

4695 MacArthur Court

Suite 430

Newport Beach, CA 92660

www.AnfieldFunds.com

E Fund China A Enhanced Equity Fund

PORTFOLIO REVIEW

April 30, 2016 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2016, compared to its benchmark:

Since Inception(a)
Class A	(9.90)%
Class A with 5.75% load	(10.50)%
Class C	(10.10)%
Class I	(9.80)%
MSCI China A Shares Net Index	(18.64)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.85%, 2.60% and 1.60% for Class A, Class C and Class I shares, respectively, per the most recent prospectus. Without waiver the gross expense fees are 2.55%, 3.30%, 2.30% for Class A, Class C, and Class I shares, respectively. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-292-8490.

(a)	E Fund China A Enhanced Equity Fund commenced investment operations on December 29, 2015

(b)	The MSCI China Indexes consist of a range of country, composite and non-domestic indexes for the Chinese market, intended for both international and domestic investors, including Qualified Domestic Institutional Investors (QDII) and Qualified Foreign Institutional Investors (QFII) licensees. The indexes are calculated according to the MSCI Global Investable Market Indexes (GIMI) Methodology.

The Fund’s Portfolio Allocation is as follows:

Portfolio Composition as of April 30, 2016
Industries	(as a % of net assets)
Exchange Traded Funds	98.10%
Other Assets Less Liabilities	1.90%
100.00%

Please refer to the Schedule of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

E Fund China A Enhanced Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.1%
37	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$885

	TOTAL EXCHANGE TRADED FUNDS (Cost $978)	885

	TOTAL INVESTMENTS - 98.1% (Cost $978) (a)	$885
	OTHER ASSETS LESS LIABILITIES - 1.9%	17
	TOTAL NET ASSETS - 100.0%	$902

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $978 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(93)
Net unrealized depreciation:	$(93)

See accompanying notes to financial statements.

E Fund China A Enhanced Equity Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2016

ASSETS
Investment securities:
At cost	$978
At value	$885
Cash	7,291
Receivable due from Manager	6,984
TOTAL ASSETS	15,160

LIABILITIES
Payable to related parties	3,450
Accrued expenses and other liabilities	10,808
TOTAL LIABILITIES	14,258
NET ASSETS	$902

Composition of Net Assets:
Paid in capital	$1,000
Accumulated net investment loss	(5)
Accumulated net realized gain (loss) from investment transactions	—
Net unrealized depreciation of investments	(93)
NET ASSETS	$902

Net Asset Value Per Share:
Class A Shares:
Net Assets	$90
Shares of beneficial interest outstanding (c)	10
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(d)	$9.01
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.56

Class C Shares:
Net Assets	$90
Shares of beneficial interest outstanding (c)	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$8.99

Class I Shares:
Net Assets	$722
Shares of beneficial interest outstanding (c)	80
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (d)	$9.02

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

(d)	Differences in actual and calcualted Net Asset Value (“NAV”) shown are due to rounding.

See accompanying notes to financial statements.

E Fund China A Enhanced Equity Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016 *

INVESTMENT INCOME
Dividends	$—
TOTAL INVESTMENT INCOME	—

EXPENSES
Investment management fees	3
Administration fees	18,648
Audit Fees	6,229
Legal fees	6,860
Trustees fees and expenses	3,538
Compliance officer fees	5,592
Printing and postage expenses	9,365
Custodian fees	1,440
Transfer agent fees	4,604
TOTAL EXPENSES	56,279

Less: Fees waived and expenses reimbursed by the Advisor	(56,274)
NET EXPENSES	5

NET INVESTMENT LOSS	(5)

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from:
Investments	—
Net change in unrealized depreciation on:
Investments	(93)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(93)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(98)

*	The E Fund China A Enhanced Equity Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

E Fund China A Enhanced Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months
Ended April 30, 2016*
(Unaudited)

FROM OPERATIONS
Net investment loss	$(5)
Net realized loss from investments	—
Net change in unrealized depreciation on investments	(93)
Net decrease in net assets resulting from operations	(98)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	100
Class C	100
Class I	800
Net increase in net assets from shares of beneficial interest	1,000

TOTAL INCREASE IN NET ASSETS	902

NET ASSETS
Beginning of Period	—
End of Period *	$902
*Includes accumulated net investment loss of:	$(5)

SHARE ACTIVITY
Class A:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class C:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class I:
Shares Sold	80
Net increase in shares of beneficial interest outstanding	80

*	The E Fund China A Enhanced Equity Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

E Fund China A Enhanced Equity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Six Months	Six Months	Six Months
	Ended	Ended	Ended
	April 30, 2016	April 30, 2016	April 30, 2016
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period (1)	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment gain (loss) (6)	(0.10)	(0.10)	(0.05)
Net realized and unrealized loss on investments	(0.89)	(0.91)	(0.93)
Total from investment operations	(0.99)	(1.01)	(0.98)
Net asset value, end of period	$9.01	$8.99	$9.02
Total return (2)(5)	(9.90)%	(10.10)%	(9.80)%
Net assets, at end of period	$90	$90	$722
Ratio of gross expenses to average net assets (3)(4)(7)	2.55%	3.30%	2.30%
Ratio of net expenses to average net assets (4)(7)	1.85%	2.60%	1.60%
Ratio of net investment loss to average net assets (4)(7)(8)	(0.85)%	(1.63%)	(0.65)%
Portfolio Turnover Rate (5)	0%	0%	0%

(1)	The E Fund China A Enhanced Equity Fund commenced operations on December 29, 2015.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2016

(1)	ORGANIZATION

The E Fund China A Enhanced Equity Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The fund commenced operations on December 29, 2015. The investment objective seeks to provide capital growth and income.

The fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum shares charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub- Advisor. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$885	$—	$—	$885
Total	$885	$—	$—	$885

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2016 amounted to $979 and $0 respectively.

(4)	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Effective March 8, 2016, Anfield Capital Management, LLC took over managerial control of E Fund China A Enhanced Equity Fund. From December 29, 2015 through March 8, 2016, E Fund Management (Hong Kong) Co., Limited (“E Fund”) served as the Fund’s sub-advisor. Effective March 8, 2016 E Fund Management (Hong Kong) Co., Limited (“E Fund”) resigned as sub-advisor to the Fund.

Anfield Capital Management, LLC. Serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 1.10% of its average daily net assets. During the period ended April 30, 2016, the Adviser earned $3 in advisory fees.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until November 28, 2016 to ensure that Net Annual Operating Expenses (exclusive of any interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.60%, 2.60%, and 1.85% of the Fund’s average daily net assets for Class A, Class C, and Class I shares respectively. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. During the period ended April 30, 2016, the Adviser has waived/reimbursed $56,274 in expenses to the Fund.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C. For the period ended April 30, 2016, the Distributor received $0 in underwriting commissions for sales of Class A and Class C.

Class C shares of the Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. As of April 30, 2016 the amount of CDSC paid by the shareholders of the Fund was $0.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF (the “Security”). The Fund may redeem their investment from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the E Fund China A Enhanced Equity Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the applicable Securities’ N-CSR available at “www.sec.gov”. As of April 30, 2016 the percentage of the E Fund China A Enhanced Equity Fund’s net assets was 98.1% invested in the Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF.

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund. As of April 30, 2016 David Young held 100.00% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

E Fund China A Enhanced Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

(7)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

E Fund China A Enhanced Equity Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

April 30, 2016

Approval of Advisory and Sub-Advisory Agreement – E Fund China A Enhanced Equity Fund and E Fund RQFII China Total Return Bond Fund

At a meeting held on July 10, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Adviser”) and the Trust, on behalf of the E Fund China A Enhanced Equity Fund (the “China Stock Fund”) and E Fund RQFII China Total Return Bond Fund (the “China Bond Fund”, and together with the China Stock Fund, the “Funds”), each a new series of the Trust, and a sub-advisory agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) among Anfield, E Fund Management (HK) Co., Ltd. (“EFM” or the “Sub-Adviser”) and the Trust, on behalf of the Funds.

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s and Sub-Adviser’s investment management personnel; (b) an overview of the Adviser’s and Sub-Adviser’s operations and financial condition; (c) a description of the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Funds’ proposed advisory fees and estimated overall expenses to those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance of offshore pooled investment vehicles managed by the Sub-Adviser or its parent company using investment strategies similar to the Funds’ proposed investment strategies.

In its consideration of the Agreements, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by each of the Adviser and the Sub-Adviser related to the proposed Advisory Agreement and Sub-Advisory Agreement on behalf of the Funds, including the proposed Advisory Agreement and Sub-Advisory Agreement, the proposed Operating Expenses Limitation and Security Agreement, each of the Adviser’s and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are to be made and executed, a review of the professional personnel of each of the Adviser and the Sub-Adviser that would perform services for the Funds, and a certification from each firm certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching its conclusions, the Board considered that the Adviser will act as the Fund’s investment adviser, but will delegate day-to-day investment decisions of the Funds to the Sub-Adviser. The Board considered that the Adviser will generally provide management, compliance and operational support to the Funds. The Board considered that the Adviser had within the last two years transitioned from serving primarily as a sub-adviser and structured its operations and made significant investment in its management, compliance and distribution staff. The Board considered that the Adviser appears to have the skills, sophistication and experience to effectively oversee the Sub-Adviser. The Board then concluded that the Adviser has sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties under the proposed Advisory Agreement.

E Fund China A Enhanced Equity Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

April 30, 2016

With respect to the Sub-Adviser, the Board considered the materials submitted by EFM. The Board considered the size, organizational structure and experience of the Sub-Adviser in managing assets in the Chinese and Hong Kong markets, and noted that the Sub-Adviser manages strategies for non-U.S. institutional clients and a U.S.-registered exchange-traded fund. The Board noted that although the Sub-Adviser and its parent company are located in Hong Kong, the Sub-Adviser and its senior personnel have experience managing SEC-registered investment products and have developed policies, procedures and systems compatible with U.S. laws and SEC regulations. The Board also considered that the Sub-Adviser is familiar with its local regulatory regime and licensed to service foreign accounts, including the Funds. The Board concluded that the Sub-Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures for performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the portfolio management services to be provided by the Sub-Adviser to the Funds are satisfactory and reliable.

Performance. The Board considered that each of the Funds is newly formed and does not have a record of prior performance to submit at the Meeting. With respect to the China Stock Fund, the Board considered the performance of the E Fund CSI300 Quantitative Enhanced Index Fund (“QEI Equity Fund”), a Chinese mutual fund managed by EFM’s parent company. The Board noted that despite use of the word “index” in the name, the QEI Equity Fund is actively managed and has similar investment objectives and strategies as proposed to be used for the China Stock Fund, and is managed by the same portfolio management team as proposed for the China Stock Fund. The Board considered the performance of the QEI Equity Fund over the year-to-date, three-month, six- month, one-year, two-year and since inception (July 5, 2012) periods as of May 31, 2015, as compared to the QEI Equity Fund’s benchmark, the CSI300 Index. The Board considered that the QEI Equity Fund outperformed its benchmark during each of these periods except for the six-month period. The Board also considered that EFM expects that the China Stock Fund will be categorized within the Morningstar Equity China Region Category, and that the returns of the QEI Equity Fund relative to this category were also generally positive.

With respect to the China Bond Fund, the Board considered the performance of the E Fund RMB Fixed Income Fund (the “RMB FI Fund”), an open-end unit trust established as an umbrella fund in Hong Kong. The Board considered that the RMB FI Fund is managed by EFM using similar investment objectives and strategies as proposed to be used for the China Bond Fund, and is managed by the same portfolio management team as proposed for the China Bond Fund. The Board considered the performance of the RMB FI Fund over the over the one-year, three-year and since inception (February 28, 2012) periods as of June 12, 2015, as compared to several competitor funds in China and Hong Kong. The Board considered that the RMB FI Fund outperformed the competitor funds during each of these periods. The Board also considered that EFM expects that the China Bond Fund will be categorized within the Morningstar Emerging Markets Bond Category, and noted that while this category is broader than the localized investment mandate of the China Bond Fund, which is to invest primarily in Chinese fixed income securities, the returns of the RMB FI Fund relative to the category were also generally positive. The Board also considered that the RMB FI Fund leads its category in terms of performance and has received a 5-star designation from Morningstar. Based on the foregoing, the Board concluded that the performance information presented was satisfactory and that the Sub-Adviser was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Board considered a comparison prepared by the Adviser of each of the Funds’ proposed advisory fees and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies selected by the Adviser (each, a “Peer Group”).

With respect to the China Stock Fund, the Board considered that the Adviser proposed to charge an advisory fee of 1.10% of the Fund’s average net assets. The Board considered the analysis prepared by the Adviser and noted that as compared to funds in the Peer Group with less than $100 million in assets, the China Stock Fund’s proposed advisory fee was at or below the median. The Board considered the proposed allocation of the advisory fee between the Adviser and Sub-Adviser, whereby the Sub-Adviser would receive a sub-advisory fee equal to 0.95% of the China Stock Fund’s assets, and that after payment of this sub-advisory fee Anfield would retain 0.15% of the advisory fee. The Board considered the services to be rendered to the China Stock Fund by each of the Adviser and Sub-Adviser for management, compliance, oversight and portfolio management and determined that the allocation of the fee was reasonable. The Board noted that the Adviser has contractually agreed to reimburse expenses to limit net annual operating expenses to 1.85%, 2.60% and 1.60% for each of Class A, Class C and Class I shares, respectively, for the first year of the Fund’s operation.

E Fund China A Enhanced Equity Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

April 30, 2016

With respect to the China Bond Fund, the Board considered that the Adviser proposed to charge an advisory fee of 0.75% of the Fund’s average net assets. The Board considered the analysis prepared by the Adviser and noted that as compared to funds in the Peer Group with less than $100 million in assets, the China Bond Fund’s proposed advisory fee was at or below the median. The Board considered the proposed allocation of the advisory fee between the Adviser and Sub-Adviser, whereby the Sub-Adviser would receive a sub-advisory fee equal to 0.60% of the China Bond Fund’s assets, and that after payment of this sub-advisory fee Anfield would retain 0.15% of the advisory fee. The Board considered the services to be rendered to the China Bond Fund by each of the Adviser and Sub-Adviser for management, compliance, oversight and portfolio management and determined that the allocation of the fee was reasonable. The Board noted that the Adviser has contractually agreed to reimburse expenses to limit net annual operating expenses for the China Bond Fund to 1.50%, 2.25% and 1.25% for each of Class A, Class C and Class I shares, respectively, for the first year of the Fund’s operation.

The Board considered the overall levels of skill, experience and sophistication of each of the Adviser and Sub-Adviser in executing the Funds’ investment strategies and concluded that the proposed contractual advisory and sub-advisory fees were fair and reasonable and that the overall expected expense ratios were acceptable in light of these factors.

Profitability. The Board considered the Adviser’s and Sub-Adviser’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Funds and the Funds’ projected growth. The Board considered estimated profitability analyses prepared by each of the Adviser and Sub-Adviser and concluded that, based on the Funds’ expected asset levels during the first two years of operations and the estimated costs of managing the Funds, it was satisfied that the Adviser’s and Sub-Adviser’s anticipated levels of profitability from their relationship with the Funds would not be excessive during the Funds’ start-up phase.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Funds. The Board considered the estimated profitability analyses included in the materials provided to the Board, and considered that while expenses of managing the Funds as a percentage of assets under management are expected to decrease as the Funds’ assets grow, at current and projected asset levels, economies of scale was not a relevant consideration at this time. The Board noted that it would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Conclusion. The Board, having requested and received such information from each of the Adviser and the Sub-Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and Sub- Advisory Agreement for an initial two-year term is in the best interests of the Funds and their future shareholders.

E Fund China A Enhanced Equity Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2016

As a shareholder of the E Fund China A Enhanced Equity Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the E Fund China Enhanced Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the E Fund China Enhanced Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	12/29/15	4/30/16	12/29/15 – 4/30/16	12/29/15 – 4/30/16
Class A	$ 1,000.00	$ 901.00	$ 5.64	1.85%
Class C	1,000.00	899.00	8.04	2.60
Class I	1,000.00	902.00	4.83	1.60

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	12/29/15	4/30/16	12/29/15 – 4/30/16	12/29/15 – 4/30/16
Class A	$ 1,000.00	$ 1,011.01	$ 5.96	1.85%
Class C	1,000.00	1,008.47	8.51	2.60
Class I	1,000.00	1,011.86	5.11	1.60

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (124) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the most recent twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-345-0588 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-345-0588.

Adviser
Anfield Capital Management, LLC
4695 MacArthur Court, Suite 430
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/30/2016

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/30/2016